 UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07567

State Street Navigator Securities Lending Trust

 (Exact name of registrant as specified in charter)

One Iron Street, Boston, Massachusetts 02210

 (Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:
Joshua A. Weinberg, Esq. Managing Director and Managing Counsel c/o SSGA Funds Management, Inc. One Iron Street Boston, Massachusetts 02210	Timothy W. Diggins, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02110-2624

Registrant’s telephone number, including area code: (617) 664-7037

Date of fiscal year end: December 31

Date of reporting period: June 30, 2018

Item 1. Reports to Shareholders.

STATE STREET NAVIGATOR SECURITIES LENDING
GOVERNMENT MONEY MARKET PORTFOLIO

SEMI-ANNUAL REPORT
June 30, 2018

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Government Money Market Portfolio

Semi-Annual Report

June 30, 2018 (Unaudited)

Table of Contents (Unaudited)

Portfolio Statistics (Unaudited)	1
Schedule of Investments (Unaudited)	2
Statement of Assets and Liabilities (Unaudited)	11
Statement of Operations (Unaudited)	12
Statements of Changes in Net Assets (Unaudited)	13
Financial Highlights (Unaudited)	14
Notes to Financial Statements (Unaudited)	15
Other Information (Unaudited)	21

State Street Navigator Securities Lending Trust

 State Street Navigator Securities Lending Government Money Market Portfolio

Portfolio Statistics – (Unaudited)

Portfolio Composition*	June 30, 2018
Government Agency Repurchase Agreements	36.3%
Treasury Repurchase Agreements	31.0
Government Agency Debt	27.3
Treasury Debt	5.0
Other Assets in Excess of Liabilities	0.4
Total	100.0%
*	As a percentage of net assets as of the date indicated. The Fund’s composition will vary over time.

Maturity Ladder as of June 30, 2018	% of Net Assets
2 to 30 days	72.69%
31 to 60 Days	2.86
61 to 90 Days	5.62
Over 90 Days	18.82
Total	99.9%
Average days to maturity	10
Weighted average life	70

(The maturity ladder is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)

See accompanying notes to financial statements.

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Government Money Market Portfolio

Schedule of Investments

June 30, 2018 (Unaudited)

Rating*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value
	GOVERNMENT AGENCY DEBT — 27.3%
P-1, A-1+	Federal Farm Credit Bank, 1 Month USD LIBOR - 0.13% (a)	1.846%	07/02/2018	08/30/2018	$53,000,000	$52,999,913
P-1, A-1+	Federal Farm Credit Bank, 1 Month USD LIBOR - 0.17% (a)	1.881%	07/09/2018	10/09/2018	36,600,000	36,599,467
P-1, A-1+	Federal Farm Credit Bank, 1 Month USD LIBOR - 0.13% (a)	1.900%	07/07/2018	06/07/2019	50,200,000	50,181,202
P-1, A-1+	Federal Farm Credit Bank, 1 Month USD LIBOR - 0.12% (a)	1.935%	07/14/2018	11/14/2018	150,000,000	150,000,000
P-1, A-1+	Federal Farm Credit Bank, 1 Month USD LIBOR - 0.15% (a)	1.946%	01/29/2019	01/29/2019	41,900,000	41,899,633
P-1, A-1+	Federal Farm Credit Bank, 1 Month USD LIBOR - 0.14% (a)	1.952%	07/02/2018	07/02/2019	40,000,000	39,997,992
P-1, A-1+	Federal Farm Credit Bank, 3 Month USD MMY + 0.12% (a)	2.029%	07/02/2018	05/08/2019	21,000,000	21,015,743
P-1, A-1+	Federal Farm Credit Bank, 1 Month USD LIBOR - 0.16% (a)	1.892%	07/13/2018	11/13/2018	82,100,000	82,098,471
P-1, A-1+	Federal Farm Credit Bank, 1 Month USD LIBOR - 0.10% (a)	1.985%	07/16/2018	04/16/2019	51,000,000	50,998,643
P-1, A-1+	Federal Farm Credit Bank, 1 Month USD LIBOR - 0.11% (a)	1.963%	07/15/2018	01/15/2019	25,400,000	25,400,000
P-1, A-1+	Federal Home Loan Bank, 1 Month USD LIBOR - 0.11% (a)	1.873%	07/02/2018	04/01/2019	90,000,000	90,000,000
P-1, A-1+	Federal Home Loan Bank, 1 Month USD LIBOR - 0.13% (a)	1.876%	07/02/2018	08/02/2019	250,000,000	250,000,000
P-1, A-1+	Federal Home Loan Bank (b)	1.890%	07/19/2018	07/19/2018	70,000,000	69,933,850
P-1, A-1+	Federal Home Loan Bank (b)	1.835%	07/20/2018	07/20/2018	176,000,000	175,824,440
P-1, A-1+	Federal Home Loan Bank (b)	1.900%	08/14/2018	08/14/2018	70,000,000	69,837,444
P-1, A-1+	Federal Home Loan Bank (b)	1.900%	08/15/2018	08/15/2018	75,000,000	74,821,875
P-1, A-1+	Federal Home Loan Bank (b)	1.928%	09/14/2018	09/14/2018	100,000,000	99,598,333
P-1, A-1+	Federal Home Loan Bank, 1 Month USD LIBOR - 0.13% (a)	1.954%	07/20/2018	07/20/2018	107,000,000	107,003,487
P-1, A-1+	Federal Home Loan Bank, 1 Month USD LIBOR - 0.12% (a)	1.863%	07/02/2018	08/01/2018	80,500,000	80,500,000
P-1, A-1+	Federal Home Loan Bank, 1 Month USD LIBOR - 0.13% (a)	1.959%	07/24/2018	01/24/2019	47,500,000	47,500,000
P-1, A-1+	Federal Home Loan Bank, 3 Month USD LIBOR + 0.33% (a)	1.982%	07/04/2018	01/04/2019	116,600,000	116,600,000
P-1, A-1+	Federal Home Loan Bank, 1 Month USD LIBOR - 0.11% (a)	1.993%	07/26/2018	05/24/2019	62,000,000	62,000,000
P-1, A-1+	Federal Home Loan Bank, 3 Month USD LIBOR + 0.24% (a)	2.099%	09/26/2018	09/26/2018	125,000,000	125,000,000
P-1, A-1+	Federal Home Loan Bank, 1 Month USD LIBOR - 0.14% (a)	1.843%	07/02/2018	02/01/2019	77,500,000	77,496,481
P-1, A-1+	Federal Home Loan Bank, 1 Month USD LIBOR - 0.13% (a)	1.853%	07/02/2018	03/01/2019	70,000,000	70,000,162
P-1, A-1+	Federal Home Loan Bank, 1 Month USD LIBOR - 0.12% (a)	1.970%	07/17/2018	08/17/2018	72,300,000	72,301,016
P-1, A-1+	Federal Home Loan Bank, 1 Month USD LIBOR - 0.12% (a)	1.983%	07/26/2018	04/26/2019	63,000,000	63,000,000
P-1, A-1+	Federal Home Loan Bank, 1 Month USD LIBOR - 0.09% (a)	1.923%	07/06/2018	04/05/2019	100,000,000	100,000,000

See accompanying notes to financial statements.

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Government Money Market Portfolio

Schedule of Investments – (continued)

June 30, 2018 (Unaudited)

Rating*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value
	GOVERNMENT AGENCY DEBT — (continued)
P-1, A-1+	Federal Home Loan Bank, 1 Month USD LIBOR - 0.13% (a)	1.961%	07/25/2018	01/25/2019	$121,000,000	$121,000,000
P-1, A-1+	Federal Home Loan Bank, 1 Month USD LIBOR - 0.08% (a)	2.008%	07/21/2018	09/21/2018	70,100,000	70,100,000
P-1, A-1+	Federal Home Loan Bank, 1 Month USD LIBOR - 0.06% (a)	2.024%	07/22/2018	12/21/2018	93,500,000	93,500,000
P-1, A-1+	Federal Home Loan Bank, 1 Month USD LIBOR - 0.13% (a)	1.858%	07/02/2018	03/01/2019	87,900,000	87,900,000
P-1, A-1+	Federal Home Loan Bank, 1 Month USD LIBOR - 0.14% (a)	1.906%	07/12/2018	10/12/2018	145,000,000	145,000,000
P-1, A-1+	Federal Home Loan Bank, 1 Month USD LIBOR - 0.13% (a)	1.961%	07/25/2018	07/25/2018	121,100,000	121,100,000
P-1, A-1+	Federal Home Loan Bank, 1 Month USD LIBOR - 0.12% (a)	1.978%	07/26/2018	10/26/2018	100,000,000	99,997,042
P-1, A-1+	Federal Home Loan Mortgage Corp., 1 Month USD LIBOR - 0.15% (a)	1.880%	07/08/2018	02/08/2019	45,000,000	45,000,000
P-1, A-1+	Federal Home Loan Mortgage Corp., 1 Month USD LIBOR - 0.14% (a)	1.948%	07/21/2018	11/21/2018	75,000,000	75,000,000
P-1, A-1+	Federal National Mortgage Assoc. (b)	1.760%	07/02/2018	07/02/2018	185,000,000	184,990,956
TOTAL GOVERNMENT AGENCY DEBT						3,346,196,150
	TREASURY DEBT — 5.0%
P-1, A-1+	U.S. Treasury Note, 3 Month USD MMY (a)	1.909%	07/02/2018	01/31/2020	130,000,000	129,947,078
P-1, A-1+	U.S. Treasury Note, 3 Month USD MMY + 0.03% (a)	1.942%	07/02/2018	04/30/2020	230,000,000	229,990,463
P-1, A-1+	U.S. Treasury Note, 3 Month USD MMY + 0.06% (a)	1.969%	07/02/2018	07/31/2019	100,000,000	100,100,180
P-1, A-1+	U.S. Treasury Note, 3 Month USD MMY + 0.07% (a)	1.979%	07/02/2018	04/30/2019	42,000,000	42,009,813
P-1, A-1+	U.S. Treasury Note, 3 Month USD MMY + 0.14% (a)	2.049%	07/02/2018	01/31/2019	39,000,000	39,026,869
P-1, A-1+	U.S. Treasury Note, 3 Month USD MMY + 0.17% (a)	2.079%	07/02/2018	10/31/2018	36,000,000	36,021,174
P-1, A-1+	U.S. Treasury Note, 3 Month USD MMY + 0.17% (a)	2.083%	07/02/2018	07/31/2018	43,000,000	43,006,903
TOTAL TREASURY DEBT						620,102,480
	GOVERNMENT AGENCY REPURCHASE AGREEMENTS — 36.3%
P-1, A-1	Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 06/29/2018 (collateralized by a U.S. Government Obligation, 3.500% due 08/01/2047, valued at $255,000,000); expected proceeds $250,044,167	2.120%	07/02/2018	07/02/2018	250,000,000	250,000,000

See accompanying notes to financial statements.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Government Money Market Portfolio
Schedule of Investments – (continued)
June 30, 2018 (Unaudited)

Rating*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value
	GOVERNMENT AGENCY REPURCHASE AGREEMENTS - (continued)
P-2, A-1	Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 06/29/2018 (collateralized by various U.S. Government Obligations, 3.000% – 4.000% due 09/01/2028 – 07/01/2038, valued at $66,300,000); expected proceeds $65,011,483	2.120%	07/02/2018	07/02/2018	$65,000,000	$65,000,000
P-1, A-1	Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 06/29/2018 (collateralized by various U.S. Government Obligations, 3.000% – 5.000% due 03/01/2031 – 10/01/2047, valued at $25,500,000); expected proceeds $25,004,417	2.120%	07/02/2018	07/02/2018	25,000,000	25,000,000
NR, A-1	Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/29/2018 (collateralized by U.S. Government Obligations, 1.500% – 7.000% due 10/21/2019 – 10/15/2042, a U.S. Treasury Bill, 0.000% due 01/03/2019, a U.S. Treasury Inflation Index Bond, 2.375% due 01/15/2027, U.S. Treasury Inflation Index Notes, 0.125% due 04/15/2022 – 07/15/2024, U.S. Treasury Notes, 0.875% – 3.750% due 10/15/2018 – 12/31/2022, and U.S. Treasury Strips, 0.000% due 08/15/2018 – 11/15/2024, valued at $188,700,000); expected proceeds $185,071,944	2.000%	07/06/2018	07/06/2018	185,000,000	185,000,000
NR, A-1	Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 06/25/2018 (collateralized by various U.S. Government Obligations, 2.500% – 7.000% due 04/15/2024 – 06/01/2056, valued at $255,000,000); expected proceeds $250,093,333	1.920%	07/02/2018	07/02/2018	250,000,000	250,000,000
NR, A-1	Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 06/26/2018 (collateralized by various U.S. Government Obligations, 2.500% – 6.500% due 11/15/2022 – 06/01/2048, valued at $316,200,000); expected proceeds $310,114,528	1.900%	07/03/2018	07/03/2018	310,000,000	310,000,000

See accompanying notes to financial statements.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Government Money Market Portfolio
Schedule of Investments – (continued)
June 30, 2018 (Unaudited)

Rating*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value
	GOVERNMENT AGENCY REPURCHASE AGREEMENTS - (continued)
NR, A-1	Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 06/27/2018 (collateralized by various U.S. Government Obligations, 2.500% – 7.500% due 09/01/2023 – 08/01/2056, valued at $357,000,000); expected proceeds $350,148,556	1.910%	07/05/2018	07/05/2018	$350,000,000	$350,000,000
NR, A-1	Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 06/28/2018 (collateralized by various U.S. Government Obligations, 2.500% – 8.000% due 06/01/2024 – 04/01/2048, valued at $306,000,000); expected proceeds $300,112,000	1.920%	07/05/2018	07/05/2018	300,000,000	300,000,000
NR, A-1	Agreement with ING Financial Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/25/2018 (collateralized by U.S. Government Obligations, 3.000% – 5.500% due 03/01/2023 – 06/01/2048, and a U.S. Treasury Note, 1.000% due 03/15/2019, valued at $153,000,007); expected proceeds $150,055,708	1.910%	07/02/2018	07/02/2018	150,000,000	150,000,000
NR, A-1	Agreement with ING Financial Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/27/2018 (collateralized by U.S. Government Obligations, 2.500% – 5.500% due 05/01/2025 – 06/01/2048, and a U.S. Treasury Note, 1.500% due 05/15/2020, valued at $255,000,058); expected proceeds $250,106,111	1.910%	07/05/2018	07/05/2018	250,000,000	250,000,000
NR, A-1	Agreement with ING Financial Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/28/2018 (collateralized by U.S. Government Obligations, 2.000% – 6.000% due 02/01/2023 – 06/01/2048, and a U.S. Treasury Note, 1.000% due 03/15/2019, valued at $306,000,012); expected proceeds $300,112,000	1.920%	07/05/2018	07/05/2018	300,000,000	300,000,000
P-1, A-1	Agreement with JP Morgan Securities, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 06/29/2018 (collateralized by various U.S. Government Obligations, 2.750% – 7.250% due 06/19/2023 – 07/15/2037, valued at $153,000,440); expected proceeds $150,026,375	2.110%	07/02/2018	07/02/2018	150,000,000	150,000,000

See accompanying notes to financial statements.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Government Money Market Portfolio
Schedule of Investments – (continued)
June 30, 2018 (Unaudited)

Rating*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value
	GOVERNMENT AGENCY REPURCHASE AGREEMENTS - (continued)
NR, A-1+	Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 06/29/2018 (collateralized by a U.S. Government Obligation, 3.500% due 11/20/2047, and a U.S. Treasury Bill, 0.000% due 12/27/2018, valued at $306,000,031); expected proceeds $300,052,750	2.110%	07/02/2018	07/02/2018	$300,000,000	$300,000,000
P-1, A-1+	Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 06/29/2018 (collateralized by various U.S. Government Obligations, 2.027% – 5.500% due 07/01/2026 – 01/01/2057, valued at $255,000,000); expected proceeds $250,044,167	2.120%	07/02/2018	07/02/2018	250,000,000	250,000,000
P-1, A-1	Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 06/29/2018 (collateralized by U.S. Government Obligations, 3.000% – 3.500% due 07/20/2042 – 11/20/2042, and a U.S. Treasury Inflation Index Note, 0.375% due 01/15/2027, valued at $102,000,000); expected proceeds $100,017,500	2.100%	07/02/2018	07/02/2018	100,000,000	100,000,000
P-1, A-1	Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 06/29/2018 (collateralized by various U.S. Government Obligations, 1.400% – 4.000% due 09/30/2021 – 03/01/2048, valued at $25,500,000); expected proceeds $25,004,417	2.120%	07/02/2018	07/02/2018	25,000,000	25,000,000

See accompanying notes to financial statements.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Government Money Market Portfolio
Schedule of Investments – (continued)
June 30, 2018 (Unaudited)

Rating*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value
	GOVERNMENT AGENCY REPURCHASE AGREEMENTS - (continued)
NR, A-1	Agreement with Wells Fargo Bank and Bank of New York Mellon (Tri-Party), dated 06/29/2018 (collateralized by various U.S. Government Obligations, 2.000%–6.500% due 05/01/2019–02/01/2057, valued at $1,224,216,240); expected proceeds $1,200,212,000	2.120%	07/02/2018	07/02/2018	$1,200,000,000	$1,200,000,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS						4,460,000,000
	TREASURY REPURCHASE AGREEMENTS — 31.0%
P-1, A-1	Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 06/29/2018 (collateralized by a U.S. Treasury Bill, 0.000% due 12/06/2018, U.S. Treasury Bonds, 3.000% - 5.000% due 05/15/2037 – 02/15/2048, U.S. Treasury Inflation Index Bonds, 2.125% – 3.875% due 01/15/2027 – 02/15/2040, U.S. Treasury Notes, 1.625% – 2.625% due 03/31/2025 – 08/15/2027, and U.S. Treasury Strips, 0.000% due 02/15/2027 – 02/15/2028, valued at $306,000,000); expected proceeds $300,047,500	1.900%	07/02/2018	07/02/2018	300,000,000	300,000,000
P-1, A-1	Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri-Party), dated 06/29/2018 (collateralized by a U.S. Treasury Note, 1.750% due 02/28/2022, valued at $51,000,069); expected proceeds $50,008,833	2.120%	07/02/2018	07/02/2018	50,000,000	50,000,000
P-1, A-1	Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri-Party), dated 06/29/2018 (collateralized by U.S. Treasury Notes, 1.625% – 2.000% due 06/30/2024 – 05/15/2026, valued at $204,000,045); expected proceeds $200,033,333	2.000%	07/02/2018	07/02/2018	200,000,000	200,000,000
NR, A-1+	Agreement with Federal Reserve Bank of New York and Bank of New York Mellon (Tri-Party), dated 06/29/2018 (collateralized by a U.S. Treasury Note, 2.000% due 11/15/2026, valued at $210,030,635); expected proceeds $210,030,625	1.750%	07/02/2018	07/02/2018	210,000,000	210,000,000

See accompanying notes to financial statements.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Government Money Market Portfolio
Schedule of Investments – (continued)
June 30, 2018 (Unaudited)

Rating*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value
	TREASURY REPURCHASE AGREEMENTS - (continued)
NR, A-1	Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 06/29/2018 (collateralized by a U.S. Treasury Note, 2.750% due 02/15/2028, valued at $78,540,017); expected proceeds $77,012,192	1.900%	07/02/2018	07/02/2018	$77,000,000	$77,000,000
NR, A-1	Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 06/29/2018 (collateralized by a U.S. Treasury Note, 2.875% due 05/15/2028, valued at $982,260,098); expected proceeds $963,144,450	1.800%	07/02/2018	07/02/2018	963,000,000	963,000,000
P-1, A-1	Agreement with JP Morgan Securities, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 06/29/2018 (collateralized by a U.S. Treasury Bond, 2.750% due 08/15/2042, and U.S. Treasury Notes, 1.375% due 02/29/2020 – 04/30/2021, valued at $306,003,171); expected proceeds $300,047,500	1.900%	07/02/2018	07/02/2018	300,000,000	300,000,000
P-1, A-1	Agreement with Lloyds Bank PLC and dated 05/15/2018 (collateralized by U.S. Treasury Notes, 0.875% - 2.125% due 09/15/2019 – 08/15/2021, and U.S. Treasury Inflation Index Bonds, 0.125% – 2.500% due 01/15/2022 - 02/15/2042, valued at $77,117,345); expected proceeds $75,468,313 (c)	1.770%	07/02/2018	09/19/2018	75,000,000	75,000,000
P-1, A-1	Agreement with MUFG Securities, dated 06/26/2018 (collateralized by a U.S. Treasury Note, 2.625% due 11/15/2020, valued at $127,472,665); expected proceeds $125,047,153	1.940%	07/03/2018	07/03/2018	125,000,000	125,000,000
P-1, A-1	Agreement with MUFG Securities, dated 06/29/2018 (collateralized by U.S. Treasury Notes, 1.500% – 8.500% due 03/31/2019 – 05/15/2027, valued at $356,892,656); expected proceeds $350,060,667	2.080%	07/02/2018	07/02/2018	350,000,000	350,000,000

See accompanying notes to financial statements.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Government Money Market Portfolio
Schedule of Investments – (continued)
June 30, 2018 (Unaudited)

Rating*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value
	TREASURY REPURCHASE AGREEMENTS - (continued)
NR, A-1+	Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 06/29/2018 (collateralized by a U.S. Treasury Bill, 0.000% due 12/27/2018, U.S. Treasury Bonds, 2.250% – 5.500% due 08/15/2028 – 08/15/2046, U.S. Treasury inflation index Notes, 0.500% – 0.625% due 04/15/2023 – 01/15/2028, and U.S. Treasury Notes, 1.125% – 2.750% due 01/31/2019 – 08/15/2027, valued at $510,000,012); expected proceeds $500,087,500	2.100%	07/02/2018	07/02/2018	$500,000,000	$500,000,000
P-1, A-1+	Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 06/29/2018 (collateralized by U.S. Treasury Bonds, 2.500% – 4.370% due 05/15/2040 – 05/15/2046, a U.S. Treasury Inflation Index Bond, 3.875% due 04/15/2029, U.S. Treasury Inflation Index Notes, 0.125% due 04/15/2019 – 07/15/2026, U.S. Treasury Notes, 1.750% – 2.750% due 05/31/2022 – 08/15/2024, valued at $408,000,103); expected proceeds $400,070,000	2.100%	07/02/2018	07/02/2018	400,000,000	400,000,000
NR, A-1	Agreement with Wells Fargo Bank and Bank of New York Mellon (Tri-Party), dated 06/29/2018 (collateralized by U.S. Treasury Bills, 0.000% due 12/06/2018 – 12/20/2018, U.S. Treasury Bonds, 2.500% – 8.750% due 05/15/2020 – 11/15/2046, a U.S. Treasury Inflation Index Bond, 0.750% due 02/15/2045, U.S. Treasury Inflation Index Notes, 0.125% – 0.375% due 01/15/2023 – 01/15/2027, and U.S. Treasury Notes, 0.750% – 3.625% due 08/31/2018 – 08/15/2026, valued at $255,044,719); expected proceeds $250,043,750	2.100%	07/02/2018	07/02/2018	250,000,000	250,000,000
TOTAL TREASURY REPURCHASE AGREEMENTS						3,800,000,000
TOTAL INVESTMENTS – 99.6%(d)(e)						12,226,298,630
OTHER ASSETS IN EXCESS OF LIABILITIES – 0.4%						45,289,682
NET ASSETS – 100.0%						$12,271,588,312

*	Moody’s rating, Standard & Poor’s rating, respectively. (Unaudited)

(a)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.

(b)	Rate represents annualized yield at date of purchase.

See accompanying notes to financial statements.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Government Money Market Portfolio
Schedule of Investments – (continued)
June 30, 2018 (Unaudited)

(c)	Illiquid security. This security represents $75,000,000 or 0.6% of net assets as of June 30, 2018.

(d)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (Note 2).

(e)	Also represents the cost for federal tax purposes.

MMY Money Market Yield

See accompanying notes to financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING TRUST

STATE STREET NAVIGATOR SECURITIES LENDING GOVERNMENT MONEY
MARKET PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2018 (Unaudited)

ASSETS
Investments in securities, at amortized cost – unaffiliated issuers	$3,966,298,630
Repurchase agreements, at amortized cost	8,260,000,000
Total Investments	12,226,298,630
Cash	81,971,136
Receivable for fund shares sold	1,934
Interest receivable – unaffiliated issuers	5,414,777
TOTAL ASSETS	12,313,686,477
LIABILITIES
Payable for investments purchased	39,997,992
Advisory fee payable	190,700
Custodian, sub-administration and transfer agent fees	384,512
Administration fees payable	26,652
Distribution payable	1,304,895
Professional fees payable	175,034
Accrued expenses and other liabilities	18,380
TOTAL LIABILITIES	42,098,165
NET ASSETS	$12,271,588,312

NET ASSETS CONSIST OF:
Paid-in Capital	$12,271,579,472
Undistributed (distribution in excess of) net investment income (loss)	8,840
NET ASSETS	$12,271,588,312

NET ASSET VALUE PER SHARE
Net asset value per share	$1.00
Shares outstanding ($0.001 par value)	12,271,573,030

See accompanying notes to financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING TRUST

STATE STREET NAVIGATOR SECURITIES LENDING GOVERNMENT MONEY MARKET PORTFOLIO

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2018 (Unaudited)

INVESTMENT INCOME
Interest income - unaffiliated issuers	$113,222,940
EXPENSES
Advisory fees	1,225,957
Administration fees	52,541
Custodian, sub-administration and transfer agent fees	839,685
Trustees’ fees and expenses	114,703
Professional fees	136,350
Insurance expense	124,363
Miscellaneous expenses	52,421
TOTAL EXPENSES	2,546,020

NET INVESTMENT INCOME (LOSS)	110,676,920

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$110,676,920

See accompanying notes to financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING TRUST

STATE STREET NAVIGATOR SECURITIES LENDING GOVERNMENT MONEY MARKET PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended 6/30/18 (Unaudited)	Year Ended 12/31/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$110,676,920	$99,168,769
Net increase (decrease) in net assets resulting from operations	110,676,920	99,168,769

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(110,676,920)	(99,168,769)
Net realized gains	–	(31,372)
Total distributions to shareholders	(110,676,920)	(99,200,141)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	23,453,665,004	149,651,835,855
Reinvestment of distributions	109,419,872	–
Cost of shares redeemed	(23,015,825,556)	(147,094,596,024)
Net increase (decrease) in net assets from beneficial interest transactions	547,259,320	2,557,239,831
Net increase (decrease) in net assets during the period	547,259,320	2,557,208,459

Net assets at beginning of period	11,724,328,992	9,167,120,533
NET ASSETS AT END OF PERIOD	$12,271,588,312	$11,724,328,992
Undistributed (distribution in excess of) net investment income (loss)	$8,840	$8,840

SHARES OF BENEFICIAL INTEREST:
Shares sold	23,453,665,004	149,651,835,855
Reinvestment of distributions	109,419,872	–
Shares redeemed	(23,015,825,556)	(147,094,596,024)
Net increase (decrease)	547,259,320	2,557,239,831

See accompanying notes to financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING TRUST

STATE STREET NAVIGATOR SECURITIES LENDING GOVERNMENT MONEY MARKET PORTFOLIO

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period

	Six Months Ended 6/30/18 (Unaudited)		Year Ended 12/31/17		Year Ended 12/31/16(a)	Year Ended 12/31/15(a)		Year Ended 12/31/14(a)		Year Ended 12/31/13(a)
Net asset value, beginning of period	$1.0000		$1.0000		$1.0000	$1.0000		$1.0000		$1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0078		0.0086		0.0043	0.0019	(b)	0.0015	(b)	0.0018	(b)
Net realized gain (loss)	0.0000	(c)	0.0000	(c)	0.0000 (c)	0.0000	(c)	0.0000	(c)	0.0000	(c)
Total from investment operations	0.0078		0.0086		0.0043	0.0019		0.0015		0.0018
Distributions to shareholders from:
Net investment income	(0.0078)		(0.0086)		(0.0043)	(0.0019)		(0.0015)		(0.0018)
Net realized gains	0.0000	(c)	(0.0000	)(c)	–	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)
Total distributions to shareholders	(0.0078)		(0.0086)		(0.0043)	(0.0019)		(0.0015)		(0.0018)
Net asset value, end of period	$1.0000		$1.0000		$1.0000	$1.0000		$1.0000		$1.0000
Total return(d)	0.78%		0.86%		0.43%	0.19%		0.15%		0.19%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$12,271,588		$11,724,329		$9,167,121	$20,816		$21,353		$14,157
Ratios to average net assets:
Total expenses	0.04	%(e)	0.04%		0.04%	0.03%		0.03%		0.03%
Net expenses	0.04	%(e)	0.03%		0.03%	0.03%		0.03%		0.03%
Net investment income (loss)	1.58	%(e)	0.87%		0.45%	0.19%		0.15%		0.18%

(a)	Beginning with the year ended December 31, 2017, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amount is less than $0.00005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(e)	Annualized.

See accompanying notes to financial statements.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Government Money Market Portfolio
Notes to Financial Statements
June 30, 2018 (Unaudited)

1. Organization

State Street Navigator Securities Lending Trust (the “Trust”) a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.

As of June 30, 2018, the Trust offers two (2) series, each of which represents a separate series of beneficial interest in the Trust (together the "Funds"). State Street Navigator Securities Lending Government Money Market Portfolio (the “Fund”) is authorized to issue an unlimited number of shares with $0.001 par value. The financial statements herein relate only to the Fund.

The Fund is used as a vehicle to invest cash collateral received by lenders in connection with securities loans under the Securities Lending Program (“SLP”) maintained by State Street Bank and Trust Company (“State Street”), an affiliate of the Fund's investment adviser, SSGA Funds Management, Inc. (the "Adviser" or "SSGA FM"). There are other affiliated trusts that participate in the SLP and invest collateral in the Fund. Investments in the Fund will increase or decrease in direct correlation with overall participation in the SLP.

The Fund’s investment objective is to seek to maximize (i) current income to the extent consistent with the preservation of capital and liquidity; and (ii) the maintenance of a stable $1.00 per share NAV.

On July 11, 2016, 141 securities totaling $1,023,953,063 at amortized cost and $348,717,275 in cash were redeemed by way of an in-kind distribution of approximately 6.1% of the assets of the Fund to invest in a new series of the Trust, State Street Navigator Securities Lending Portfolio I, which commenced operations on the same day. The redemption did not affect the net asset value per share of the Fund, which remained at $1.00. The transfer is disclosed in the Statement of Changes in Net Assets.

The Fund operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act to comply with the amendments to Rule 2a-7 that become effective October 14, 2016. The Fund is not currently subject to liquidity fees or temporary suspensions of redemptions due to declines in the Fund’s weekly liquid assets.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Government Money Market Portfolio
Notes to Financial Statements – (continued)
June 30, 2018 (Unaudited)

Security Valuation

The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the "Committee") and approved by the Board of Trustees of the Trust (the "Board"). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for determining the fair value of investments.

The Fund’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.

Various inputs are used in determining the value of the Fund’s investments. The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

• Level 1- Unadjusted quoted prices in active markets for an identical asset or liability;

• Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

• Level 3 - Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period.

The Fund had no transfers between levels for the year ended June 30, 2018.

Unless otherwise indicated on the Schedule of Investments, the values of the securities of the Fund are determined based on Level 2 inputs.

Investment Transactions and Income Recognition

Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Government Money Market Portfolio
Notes to Financial Statements – (continued)
June 30, 2018 (Unaudited)

Expenses

Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Trust.

Distributions

Distributions from net investment income, if any, are declared and paid daily. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.

3. Securities and Other Investments

Repurchase Agreements

The Fund may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Fund to repurchase the securities at a mutually agreed upon price and time. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Fund including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest.

The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the Fund's principal amount of the repurchase agreement (including accrued interest). The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The use of repurchase agreements involves certain risks including counterparty risks. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which the value of the collateral may decline.

As of June 30, 2018, the Fund had invested in repurchase agreements with the gross values of $8,260,000,000 and associated collateral equal to at least $8,421,778,323.

4. Fees and Transactions with Affiliates

Advisory Fee

The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement with SSGA FM. The Fund pays an advisory fee to SSGA FM at an annual rate of 0.0175% of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Administrator Fees

SSGA FM serves as administrator. Pursuant to the Administration Agreement between the Trust, on behalf of the Fund, and SSGA FM, the Fund pays an annual administration fee to SSGA FM equal to 0.00075% of the Fund’s average daily net assets.

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Government Money Market Portfolio
Notes to Financial Statements – (continued)
June 30, 2018 (Unaudited)

Custodian, sub-administrator, and transfer agent fee

State Street serves as the Custodian, sub-administrator, and transfer agent for the fund. Under the terms these agreements the Fund pays an annual fee to State Street.

Other Transactions with Affiliates

From time to time, the Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Fund. As of June 30, 2018, based on management’s evaluation of the shareholder account base, the Fund had accounts representing controlling ownership of more than 10% of the Fund’s total outstanding shares. The number of such accounts, based on accounts that represent more than 10% of the aggregate shares, and the aggregate percentage of net assets represented by such holdings were as follows:

	Number of 10%
	Affiliated Account	Percentage of Affiliated
Fund	Holders	Ownership
State Street Navigator Securities Lending Government Money Market Portfolio	3	57.67%

5. Trustees' Fees

The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”) are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.

6. Income Tax Information

The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.

The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction As of December 31, 2017, SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.

Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.

As of June 30, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Government Money Market Portfolio
Notes to Financial Statements – (continued)
June 30, 2018 (Unaudited)

7. Risks

Concentration Risk

As a result of the Fund's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund's investments more than if the Fund were more broadly diversified.

Market, Credit and Counterparty Risk

In the normal course of business, the Fund trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, a Fund may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults. The value of securities held by the Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).

Financial assets, which potentially expose the Fund to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Fund's exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Fund's Statement of Assets and Liabilities, less any collateral held by the Fund.

8. Recent Accounting Pronouncements

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

9. Change in Audit Firm

On February 15, 2017, the Audit Committee (the “Committee”) of the Board of Trustees of the Trust dismissed PricewaterhouseCoopers LLP (“PwC”), 101 Seaport Boulevard, Suite 500, Boston, MA 02210, as the Trust’s independent registered public accounting firm effective following the issuance by PwC of their report on the Fund’s December 31, 2016 annual financial statements.

The reports of PwC on the Trust’s financial statements for the fiscal years ended December 31, 2016 and 2015 did not contain an adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope, or accounting principle.

During the fiscal years ended December 31, 2016 and 2015, and in the subsequent interim period through February 15, 2017, there were: (a) no disagreements with PwC on any matters of accounting principles or practices, financial statement disclosure or auditing scope or procedure which disagreements, if not resolved to the satisfaction of PwC, would have caused PwC to make reference to the matter in their reports on the financial statements for such years; and (b) no reportable events (as defined in Regulation S-K 304(a)(1)(v)).

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Government Money Market Portfolio
Notes to Financial Statements – (continued)
June 30, 2018 (Unaudited)

The Trust has provided a copy of the foregoing disclosures to PwC and requested that PwC furnish it with a letter addressed to the Securities and Exchange Commission stating whether PwC agrees with the above statements. A copy of PwC’s letter, dated August 24, 2017, is included as an exhibit to the Fund’s Form N-SAR for the period ended June 30, 2017.

On February 15, 2017, the Committee also approved the appointment of Ernst & Young LLP (“E&Y”), 200 Clarendon Street, Boston, MA 02116, as the Trust’s independent registered public accounting firm for the fiscal year ending December 31, 2017.

During the two most recent fiscal years and in the subsequent interim period through February 15, 2017, neither the Trust nor anyone on its behalf has consulted with E&Y with respect to either (i) the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that would have been rendered on the Trust’s financial statements, and neither a written report nor oral advice was provided to the Trust that was an important factor considered by the Trust in reaching a decision as to any accounting, auditing or financial reporting issue or (ii) any matter that was either the subject of a disagreement or a reportable event (as defined in Regulation S-K 304(a)(1)(v)).

10. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Government Money Market Portfolio
Other Information
June 30, 2018 (Unaudited)

Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable distribution (12b-1) and/ or service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2018 to June 30, 2018.

The table below illustrates your Fund’s cost in two ways:

●	Based on actual fund return — This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.

●	Based on hypothetical 5% return — This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S Securities and Exchange Commission (“SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Navigator Securities Lending Government Money Market Portfolio	0.04%	$1,007.80	$0.20	$1,024.60	$0.20

(a)	Expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value of the period, multiplied by 181, then divided by 365.

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Government Money Market Portfolio
Other Information – (continued)
June 30, 2018 (Unaudited)

Proxy Voting Policies and Procedures and Records

A description of the Trust’s proxy voting policies and procedures that are used by the Fund’s investment adviser to vote proxies relating to the Fund’s portfolio of securities are available (i) without charge, upon request by calling 1-877-521-4083 (toll free) or (ii) on the SEC’s website at www.sec.gov.

Information regarding how the investment adviser voted for the prior 12-months period ended June 30 is available by August 31 of each year without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the SEC’s website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files a complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on the Form N-Q is available upon request, without charge, by calling 1-877-521-4083 (toll free).

Monthly Portfolio Schedule

The Fund files its monthly portfolio holdings with the SEC on Form N-MFP. The Fund’s monthly Form N-MFP filings are available (1) on the SEC’s website at www.sec.gov, or (2) at SEC's Public Reference Room in Washington, DC or (3) by calling 1-877-521-4083 (toll free).

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Government Money Market Portfolio
Other Information – (continued)
June 30, 2018 (Unaudited)

BOARD DELIBERATIONS REGARDING APPROVAL OF INVESTMENT ADVISORY AGREEMENT

General Background

SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”) serves as the investment adviser to the State Street Navigator Securities Lending Government Money Market Portfolio (the “Fund”), formerly, State Street Navigator Securities Lending Prime Portfolio, pursuant to an advisory agreement dated May 1, 2001, as amended (the “Advisory Agreement”), between SSGA FM and the State Street Navigator Securities Lending Trust (the “Trust”). Under the Advisory Agreement, SSGA FM manages the Fund’s investments in accordance with its investment objectives, policies and limitations. Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, including and by a vote of a majority of those trustees who are not “interested persons” of the fund (commonly referred to as, the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval. Throughout the year, the Board considers a wide variety of materials and information about the Fund, including, for example, the Fund’s investment performance, adherence to stated investment objectives and strategies, assets under management, expenses, regulatory compliance, and risk management. The Board periodically meets with SSGA FM’s portfolio managers and reviews and evaluates their professional experience, credentials and qualifications. This information supplements the materials the Board received in preparation for the meeting described below.

Approval Process

The Board, including the Independent Trustees, met in person on April 12, 2018 and May 17, 2018 (collectively, the “Meeting”), including in executive sessions attended by the Independent Trustees and their co-counsel who are independent of the Adviser to consider a proposal to approve the Advisory Agreement. In determining whether it was appropriate to approve the Advisory Agreement, the Board requested information, provided by an independent third-party provider of mutual fund data and by SSGA FM, that it believed to be reasonably necessary to reach its conclusion. Following the April 12, 2018 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 17, 2018 meeting. At the Meeting, the Board discussed issues pertaining to the proposed re-approval of the Advisory Agreement with representatives from SSGA FM and independent legal counsel. During the executive session, the Board discussed the following: (1) the nature, extent, and quality of services to be provided by SSGA FM under the Advisory Agreement; (2) the investment performance of the Fund and SSGA FM; (3) the costs of the services to be provided and profits to be realized by SSGA FM and its affiliates from the relationship with the Fund and the Trust; (4) the extent to which economies of scale would be realized as the assets of the Fund and the Trust grow; and (5) whether fee levels reflect these economies of scale for the benefit of the Fund’s investors. The Board noted that, in connection with evaluating the nature, extent, and quality of services to be provided by SSGA FM, as well as the reasonableness of overall compensation paid by the Fund to SSGA FM, the Board had considered (a) the Fund’s need for the services provided by SSGA FM; (b) the profitability of SSGA FM with respect to the management of the Trust and the Fund; (c) the capabilities and financial condition of SSGA FM; (d) the historical relationship between the Trust and SSGA FM; and (e) any “fall-out” financial benefits that SSGA FM or any of its affiliates may receive.

To support its deliberations at the Meeting, the Board requested and received the following materials: (1) a memorandum from the law firm of Sullivan & Worcester LLP dated March 27, 2018 detailing the Independent Trustees’ duties and responsibilities with respect to approving the Advisory Agreement; the Administration Agreement dated and effective as of June 3, 2015 between SSGA FM and the Trust (the “Administration Agreement”); the Sub-Administration Agreement dated and effective as of June 1, 2015 between State Street Bank and Trust Company (“State Street”) and SSGA FM (the “Sub-Administration Agreement”); the Custodian Contract dated March 4, 1996, as amended, between State Street and the Trust (the “Custody Agreement”); and the Transfer Agency and Service Agreement dated March 4, 1996, as amended, between State Street and the Trust (the “Transfer Agency Agreement” and together, with the Sub-Administration Agreement and the Custody Agreement, the “Affiliated Agreements”); and (2) a responsive memorandum from the Adviser to a request letter from Joseph P. Barri, LLC to SSGA FM requesting certain information from SSGA FM, in its capacity as the Adviser and the Fund’s administrator (the “Administrator”) relevant to the Board’s consideration of whether to approve the renewal of the Advisory Agreement and the Administration Agreement that included, among other information: (i) a description of the nature, extent and quality of services provided by the Adviser to the Trust, the Fund and the State Street Navigator Securities Lending Portfolio I (together with the Fund, the “Navigator Funds”) with a description of all relevant personnel comprising the team responsible for providing these services to the Trust and the Navigator Funds and their qualifications to provide such services; (ii) a description of the sources of information that the Adviser relies upon in providing portfolio management services to each Navigator Fund and a description of the Adviser’s investment decision making process for each Navigator Fund; (iii) a description of the Adviser’s processes for seeking to obtain the most favorable execution of portfolio transactions for the Navigator Funds; (iv) a description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvement or changes in technology or systems in the past year; (v) a description of the Adviser’s valuation processes and valuation oversight capabilities, including any steps taken or planned to enhance those capabilities with respect to money market funds and the instruments in which the Navigator Funds invest and a description of the functioning and effectiveness of SSGA FM’s valuation policies and procedures in light of U.S. Securities and Exchange Commission (“SEC”) staff guidance in this area and SEC enforcement actions with respect to valuation; (vi) a Summary of total returns at net asset value (before taxes) for the Fund as of December 31, 2017 for the one-, three-, five- and ten-year periods, with information regarding the total returns at net asset value (before taxes) of comparable accounts; (vii) a schedule of comparable funds/accounts detailing average net assets and advisory fee information as of December 31, 2017; (viii) a report of SSGA FM’s expense allocation and profitability related to providing investment advisory services to the Navigator Funds with an explanation of the methodology used in allocating expenses attributable to managing each Navigator Fund; (ix) a profitability report from SSGA FM detailing the Adviser’s profitability for providing investment advisory services to the Trust for the year ended December 31, 2017; (x) a summary of the Adviser’s profitability for each Navigator Fund for the year ended December 31, 2017; (xi) individual reports on SSGA FM’s profitability for providing investment advisory services to each Navigator Fund for the year ended December 31, 2017; (xii) the Administrator’s profitability for providing administrative services to the Trust for the year ended December 31, 2017; (xiii) a summary of Administrator profitability by Navigator Fund by gross profit for the year ended December 31, 2017; (xiv) a combined profitability report by functional category detailing the profitability of SSGA FM and State Street for fees paid by the Trust for the year ended December 31, 2017 (collectively, with items viii, ix, x, xi, xii and xiii, the “SSGA FM Profitability Reports”); (xv) SSGA FM’s updated registration on Form ADV (Parts 1 and 2) under the Investment Advisers Act of 1940, as amended; (xvi) an overall description of the services rendered to the Navigator Funds by SSGA FM as Administrator, an assessment of the quality of the services to be provided by SSGA FM as Administrator, including its oversight of State Street, as the sub-administrator of the Trust, and a discussion as to whether the nature, extent and quality of the services provided would be at least equal to services provided by unaffiliated third parties offering the same or similar services; (xvii) data from a nationally recognized independent third-party provider of mutual fund data, Broadridge Financial Solutions, Inc. (“Broadridge”), comparing the Fund’s performance for various periods ended December 31, 2017, advisory fees and total expense ratio to other funds, selected exclusively by Broadridge, with similar investment objectives and investment policies and of similar asset size. In order to ensure Broadridge’s independence in preparing the data and peer group comparisons requested by the Board, under the terms of its engagement by the Board, Broadridge personnel were proscribed from communicating with SSGA FM personnel regarding the subject matter of the engagement, except that Broadridge personnel requested and received from SSGA FM personnel certain financial data, not otherwise available in filings with the SEC because shares of the Fund are privately placed.

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Government Money Market Portfolio
Other Information – (continued)
June 30, 2018 (Unaudited)

In reaching their determinations relating to the re-approval of the Advisory Agreement, the Board considered, among others, the following factors (together, the “Factors” and each a “Factor”).

The Nature, Extent, and Quality of Services to be provided by SSGA FM under the Advisory Agreement

The Board reviewed the terms of the Advisory Agreement and reviewed the Fund’s fees and expenses compared to other funds with similar investment objectives and investment policies and of similar asset size. The Board recognized Trust management’s position that, as the Trust is a private placement investment vehicle consisting of portfolios that are used as securities lending collateral pools, the Trust does not have any direct competitors, although it does have peers of comparable size pursuing comparable investment objectives.

In considering the nature, extent and quality of the services provided by SSGA FM, the members of the Board relied on their prior experience as Trustees of the Trust as well as the materials provided by Broadridge and SSGA FM before the Meeting and by SSGA FM at the Meeting. The Board noted that, under the Advisory Agreement, SSGA FM is responsible for, among other things: (i) managing the investment operations of the Fund in accordance with the Fund’s investment objective and policies, applicable legal and regulatory requirements, and the instructions of the Board; (ii) providing necessary and appropriate reports and information to the Board; (iii) maintaining all necessary books and records pertaining to the Fund’s securities transactions; and (iv) furnishing the Fund with the assistance, cooperation, and information necessary for the Fund to meet various legal requirements regarding registration and reporting. The Board noted the distinctive nature of the Fund as a privately placed investment vehicle that is used as a securities lending collateral pool and the experience and expertise appropriate for an adviser to such a fund. The Board reviewed the background and experience of SSGA FM’s senior management, including those individuals responsible for the investment and compliance operations of the Fund. The Board also considered the resources, operational structures and practices of SSGA FM in managing the Fund, in monitoring and securing the Fund’s compliance with its investment objective and policies and with applicable federal securities laws and regulations, and in seeking best execution of Fund transactions from SSGA FM approved counterparties. The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Funds, including operational, enterprise, regulatory, litigation and compliance risks. The Board also considered information about SSGA FM’s overall investment management business, noting that SSGA FM serves as an investment adviser across a broad spectrum of asset classes and had approximately $476.5 billion in assets under management as of December 31, 2017. Drawing upon the materials provided and their general knowledge of the business of SSGA FM and its affiliate, State Street Global Advisors (“SSGA”), the investment management division of State Street with which SSGA FM shares senior personnel, the Board determined that SSGA FM and its affiliates continue to have the experience and resources necessary to manage the Fund. On the basis of this review, the Board concluded that the nature and extent of the services provided by SSGA FM to the Trust were appropriate, had been of uniformly high quality, and could be expected to remain so.

The Investment Performance of the Trust and SSGA FM

In evaluating the investment performance of the Trust and SSGA FM, the Board relied primarily upon the aforementioned Broadridge materials, as well as information provided at the Meeting and upon reports provided to the Board by SSGA FM throughout the preceding year. The Board reviewed the performance of the Fund against a Broadridge-generated peer group, consisting of the Fund and twelve other Institutional US Government Money Market Funds (as classified by Broadridge) with assets ranging from approximately $6.1 billion to approximately $24.3 billion (the “Broadridge Peer Group”), and the Broadridge universe, consisting of the Fund and all Institutional US Government Money Market Funds (excluding outliers), regardless of asset size or primary channel of distribution (the “Broadridge Universe”), and noted that the Fund had consistently outperformed both the average and median of the Broadridge Peer Group and the Broadridge Universe for the past one-, three-, five- and ten-year periods ended December 31, 2017. The Board also noted that the Fund ranked first overall in performance compared to its Broadridge Peer Group and Broadridge Universe for the past one-, three-, five- and ten-year periods ended December 31, 2017. On the basis of this review, the Board concluded that the Fund’s performance has been exceptional when compared to the Broadridge Peer Group and the Broadridge Universe and supported the renewal of the Advisory Agreement.

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Government Money Market Portfolio
Other Information – (continued)
June 30, 2018 (Unaudited)

The Cost of the Services to be Provided

The Board reviewed an expense comparison report prepared by Broadridge. The report compared the contractual and actual management fees and total expenses as a percentage of net assets for the Fund versus the Broadridge Peer Group. The Board noted that both the contractual and actual management fees and the total expense ratio of the Fund were the lowest of the Fund’s Broadridge Peer Group. The Board concluded that the management fees and total expenses of the Fund are reasonable.

Profits to be Realized by SSGA FM and its Affiliates from the Relationship with the Trust

The Board considered the profitability of the advisory and administrative arrangements with the Navigator Funds to the Adviser and of the Trust’s relationship with the Adviser’s affiliate, State Street, in its role as sub-administrator, transfer agent and custodian for the Trust. The Board was also provided with the data relating to the profitability to SSGA FM from serving as the Adviser and the Administrator of the Navigator Funds for the calendar year ended December 31, 2017. The Trustees discussed with representatives of the Adviser and State Street the methodologies used in computing the costs that formed the basis of the profitability calculations. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including enterprise, litigation, business, operational and entrepreneurial risk. After further discussion, the Trustees concluded that, to the extent SSGA FM’s and State Street’s relationships with the Trust had been profitable to either or both of those entities, the profitability was in no case such as to render the advisory fee excessive.

Economies of Scale

The Board considered certain limiting factors with respect to economies of scale to be realized by SSGA FM as assets grow, including the increased number of the Fund’s portfolio holdings, the increase in the portfolio management and support infrastructure at SSGA FM and SSGA, and the expansion of the overall securities monitored and reviewed from a potential investment and credit-worthiness perspective. The Board concluded that the Fund’s low advisory fee and low total expense ratio reflect an equitable sharing of the economies of scale being realized as assets of the Fund grow. The Board recognized that, should sustained, substantial asset growth be realized in the future, it might be appropriate to consider additional measures.

Other Benefits

In considering whether SSGA FM benefits in other ways from its relationships with the Trust, the Board also considered whether SSGA FM’s affiliates may benefit from the Trust’s relationship with State Street as a service provider to the Trust. The Board noted, among other things, that SSGA FM does not currently have “soft dollar” arrangements in effect for trading the Fund’s investments. The Board concluded that, to the extent that SSGA FM or its affiliates derive other benefits from their relationships with the Trust, those benefits are not so significant as to render SSGA FM’s fee excessive.

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Government Money Market Portfolio
Other Information – (continued)
June 30, 2018 (Unaudited)

Approval

The Board carefully evaluated the materials and information provided in advance of and at the Meeting and throughout the year and was advised by independent legal counsel with respect to its deliberations. In approving the Advisory Agreement, the Board did not identify any single Factor as controlling and each Trustee may have attributed different weight to the various Factors. Based on the Board’s evaluation of all the Factors that it deemed relevant, the Board concluded that: SSGA FM demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; the performance of the Fund is exceptional in relation to the performance of funds with similar investment objectives; and the proposed advisory fee rate is fair and reasonable, given the scope and quality of the services to be rendered by SSGA FM.

Trustees

Michael F. Holland
Michael A. Jessee
William L. Marshall
Patrick J. Riley
James E. Ross
Richard D. Shirk
Rina K. Spence
Bruce D. Taber
Douglas T. Williams

Investment Adviser and Administrator
 SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210

Custodian, Sub-Administrator and Transfer Agent
 State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Independent Registered Public Accounting Firm
 Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

Legal Counsel
 Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199

State Street Navigator Securities Lending Trust
 c/o State Street Bank and Trust Company
Securities Finance
State Street Financial Center
One Lincoln Street
Boston, MA 02111

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Fund shares.

STATE STREET NAVIGATOR

SECURITIES LENDING PORTFOLIO I

SEMI-ANNUAL REPORT
June 30, 2018

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio I

Semi-Annual Report
June 30, 2018 (Unaudited)

Table of Contents (Unaudited)

Portfolio Statistics (Unaudited)	1
Schedule of Investments (Unaudited)	2
Statement of Assets and Liabilities (Unaudited)	7
Statement of Operations (Unaudited)	8
Statements of Changes in Net Assets (Unaudited)	9
Financial Highlights (Unaudited)	10
Notes to Financial Statements (Unaudited)	11
Other Information (Unaudited)	17

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Portfolio Statistics (Unaudited)

Portfolio Composition*	June 30, 2018
Certificates of Deposit	38.5%
Financial Company Commercial Paper	33.2
Asset Backed Commercial Paper	9.6
Other Notes	7.2
Government Agency Repurchase Agreements	6.2
Treasury Repurchase Agreements	2.9
Other Repurchase Agreements	2.3
Other Assets in Excess of Liabilities	0.1
Total	100.0%

*	As a percentage of net assets as of the date indicated. The Fund’s composition will vary over time.

See accompanying notes to financial statements.

1

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Schedule of Investments

June 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS — 99.9%
ASSET BACKED COMMERCIAL PAPER — 9.6%
Alpine Securitisation LLC 2.38%, 7/9/2018 (a)	$8,000,000	$7,995,580
Alpine Securitisation LLC 2.38%, 7/13/2018 (a)	8,000,000	7,993,734
Antalis SA 1.98%, 7/5/2018 (a)	50,000,000	49,983,633
Bedford Row Funding Corp. 2.30%, 7/2/2018 (a)	15,000,000	14,997,594
Cancara Asset Securitisation LLC 2.28%, 8/8/2018 (a)	11,000,000	10,974,297
Cancara Asset Securitisation LLC 2.30%, 9/11/2018 (a)	20,000,000	19,907,007
Kells Funding LLC 2.23%, 8/29/2018 (a)	15,000,000	14,944,769
Manhattan Asset Funding Company LLC 2.19%, 8/27/2018 (a)	10,000,000	9,963,699
Starbird Funding Corp. 1.95%, 7/2/2018 (a)	10,000,000	9,998,379
		146,758,692
CERTIFICATES OF DEPOSIT — 38.5%
Bank of Montreal 2.25%, 8/24/2018 (a)	15,000,000	15,002,636
Bank of Montreal 2.28%, 9/4/2018 (a)	15,000,000	15,000,000
Bank of Montreal 2.29%, 8/2/2018 (a)	10,000,000	10,001,834
Bank of Montreal 2.32%, 10/1/2018 (a)	20,000,000	20,003,826
Bank of Nova Scotia 1 Month USD LIBOR + 0.20%, 2.21%, 7/6/2018 (b)	11,300,000	11,300,531
Bank of Nova Scotia 1 Month USD LIBOR + 0.19%, 2.29%, 8/28/2018 (b)	15,000,000	15,004,234
Bank of Nova Scotia 3 Month USD LIBOR + 0.10%, 2.44%, 9/28/2018 (b)	10,000,000	10,000,461
Bank of Nova Scotia 3 Month USD LIBOR + 0.13%, 2.46%, 5/17/2019 (b)	10,000,000	9,999,951
BNP Paribas 2.31%, 9/17/2018 (a)	20,000,000	20,004,286
BNP Paribas 2.36%, 11/1/2018 (a)	15,000,000	15,001,630
Canadian Imperial Bank of Commerce 1 Month USD LIBOR + 0.19%, 2.28%, 8/31/2018 (b)	25,000,000	25,006,780
Canadian Imperial Bank of Commerce 3 Month USD LIBOR + 0.11%, 2.47%, 1/17/2019 (b)	15,000,000	14,999,967
Credit Industriel et Commercial 1 Month USD LIBOR + 0.19%, 2.19%, 7/5/2018 (b)	15,000,000	15,000,537
Credit Industriel et Commercial 3 Month USD LIBOR + 0.09%, 2.41%, 10/5/2018 (b)	10,000,000	10,000,250
Credit Suisse 3 Month USD LIBOR + 0.04%, 2.40%, 11/1/2018 (b)	20,000,000	19,996,634

See accompanying notes to financial statements.

2

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Schedule of Investments – (continued)

June 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
CERTIFICATES OF DEPOSIT - (continued)
KBC Bank NV 1.92%, 7/3/2018 (a)	$25,000,000	$25,000,013
Lloyds Bank PLC 1 Month USD LIBOR + 0.20%, 2.20%, 9/28/2018 (b)	17,000,000	17,003,934
Mizuho Bank Ltd. 1.95%, 7/3/2018 (a)	25,000,000	24,999,963
Mizuho Bank Ltd. 2.34%, 7/9/2018 (a)	15,000,000	15,001,443
MUFG Bank Ltd. 2.30%, 9/26/2018 (a)	15,000,000	15,001,468
MUFG Bank Ltd. 2.32%, 7/9/2018 (a)	15,000,000	15,001,427
MUFG Bank Ltd. 2.40%, 8/27/2018 (a)	15,000,000	15,006,631
Oversea-Chinese Banking Corp. Ltd. 2.25%, 7/25/2018 (a)	11,000,000	11,002,373
Royal Bank of Canada 3 Month USD LIBOR + 0.17%, 2.49%, 1/4/2019 (b)	15,000,000	15,007,547
Royal Bank of Canada 3 Month USD LIBOR + 0.17%, 2.53%, 4/18/2019 (b)	10,000,000	10,001,536
Skandinaviska Enskilda Banken AB 1 Month USD LIBOR + 0.24%, 2.34%, 12/27/2018 (b)	15,000,000	15,000,162
Skandinaviska Enskilda Banken AB 3 Month USD LIBOR + 0.02%, 2.38%, 10/18/2018 (b)	15,000,000	14,999,963
Skandinaviska Enskilda Banken AB 3 Month USD LIBOR + 0.07%, 2.41%, 9/27/2018 (b)	10,000,000	10,001,403
Standard Chartered Bank 2.33%, 7/24/2018 (a)	10,000,000	10,002,280
Standard Chartered Bank 2.33%, 7/20/2018 (a)	10,000,000	10,002,010
Sumitomo Mitsui Banking Corp. 1 Month USD LIBOR + 0.27%, 2.29%, 11/7/2018 (b)	20,000,000	20,000,942
Sumitomo Mitsui Banking Corp. 1 Month USD LIBOR + 0.25%, 2.34%, 11/21/2018 (b)	15,000,000	15,001,004
Sumitomo Mitsui Trust Bank NY 3 Month USD LIBOR + 0.12%, 2.43%, 10/1/2018 (b)	10,000,000	10,001,984
Svenska Handelsbanken AB 1 Month USD LIBOR + 0.27%, 2.27%, 12/3/2018 (b)	20,000,000	20,007,358
Svenska Handelsbanken AB 3 Month USD LIBOR + 0.19%, 2.53%, 4/10/2019 (b)	6,000,000	6,003,639
Toronto-Dominion Bank 1 Month USD LIBOR + 0.23%, 2.24%, 12/6/2018 (b)	10,000,000	10,001,931
Wells Fargo Bank NA 1 Month USD LIBOR + 0.22%, 2.31%, 11/15/2018 (b)	15,000,000	15,001,347
Wells Fargo Bank NA 1 Month USD LIBOR + 0.25%, 2.34%, 11/19/2018 (b)	20,000,000	20,003,958

See accompanying notes to financial statements.

3

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Schedule of Investments – (continued)

June 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
CERTIFICATES OF DEPOSIT - (continued)
Wells Fargo Bank NA 1 Month USD LIBOR + 0.28%, 2.36%, 12/19/2018 (b)	$25,000,000	$25,004,709
		590,382,582
FINANCIAL COMPANY COMMERCIAL PAPER — 33.2%
Australia & New Zealand Banking Group Ltd. 1 Month USD LIBOR + 0.18%, 2.27%, 8/24/2018 (b)(c)	25,000,000	25,006,376
BPCE SA 2.43%, 8/6/2018 (a)	15,000,000	14,967,827
Caisse des Depots et Consignations 2.07%, 7/23/2018 (a)	30,000,000	29,963,000
Caisse des Depots et Consignations 2.14%, 7/30/2018 (a)	15,000,000	14,975,652
Canadian Imperial Bank of Commerce 1 Month USD LIBOR + 0.27%, 2.32%, 11/13/2018 (b)(c)	15,000,000	15,003,044
Commonwealth Bank of Australia 1 Month USD LIBOR + 0.19%, 2.19%, 10/5/2018 (b)(c)	15,000,000	15,002,460
Commonwealth Bank of Australia 1 Month USD LIBOR + 0.19%, 2.21%, 9/7/2018 (b)(c)	20,000,000	20,005,056
Commonwealth Bank of Australia 3 Month USD LIBOR + 0.10%, 2.43%, 5/16/2019 (b)(c)	11,000,000	10,999,956
DnB Bank ASA 1.89%, 7/3/2018 (a)	25,000,000	24,994,828
DZ Bank AG Deutsche Zentral-Genossenschafts Bank 1.89%, 7/2/2018 (a)	50,000,000	49,992,084
Federation Des Caisses Desjardins DU Quebec 2.05%, 7/3/2018 (a)	25,000,000	24,994,689
ING US Funding LLC 1 Month USD LIBOR + 0.27%, 2.27%, 9/4/2018 (b)	15,000,000	15,006,105
ING US Funding LLC 1 Month USD LIBOR + 0.19%, 2.28%, 7/17/2018 (b)	19,000,000	19,002,520
ING US Funding LLC 3 Month USD LIBOR + 0.16%, 2.52%, 1/7/2019 (b)	15,000,000	15,000,753
NRW Bank 2.11%, 7/30/2018 (a)	20,000,000	19,964,849
Oversea-Chinese Banking Corp. Ltd 2.26%, 9/7/2018 (a)	15,000,000	14,935,833
Oversea-Chinese Banking Corp. Ltd 2.26%, 9/10/2018 (a)	10,000,000	9,957,222
Sumitomo Mitsui Banking Corp. 2.36%, 8/16/2018 (a)	15,000,000	14,958,600
Svenska Handelsbanken AB 2.20%, 8/22/2018 (a)	15,000,000	14,954,145
Toronto-Dominion Bank 1.96%, 7/3/2018 (a)	15,000,000	14,996,867
Toronto-Dominion Bank 1 Month USD LIBOR + 0.24%, 2.33%, 12/21/2018 (b)(c)	15,000,000	15,003,173
Toronto-Dominion Bank 1 Month USD LIBOR + 0.25%, 2.34%, 1/24/2019 (b)(c)	20,000,000	20,000,019
Toyota Motor Credit Corp. 2.30%, 9/12/2018 (a)	16,000,000	15,928,167

See accompanying notes to financial statements.

4

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Schedule of Investments – (continued)

June 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
FINANCIAL COMPANY COMMERCIAL PAPER - (continued)
UBS AG 3 Month USD LIBOR + 0.18%, 2.49%, 10/2/2018 (b)(c)	$15,000,000	$15,012,125
Westpac Banking Corp 3 Month USD LIBOR + 0.10%, 2.42%, 5/24/2019 (b)(c)	14,000,000	13,998,715
Westpac Banking Corp. 1 Month USD LIBOR + 0.19%, 2.28%, 8/31/2018 (b)(c)	24,000,000	24,006,546
Westpac Banking Corp. 3 Month USD LIBOR + 0.13%, 2.49%, 1/18/2019 (b)(c)	20,000,000	20,021,738
		508,652,349
OTHER NOTES — 7.2%
Bank of America NA 1 Month USD LIBOR + 0.18%, 2.18%, 8/2/2018 (b)	13,000,000	12,999,782
Bank of America NA 1 Month USD LIBOR + 0.18%, 2.24%, 8/14/2018 (b)	13,000,000	12,999,539
Bank of America NA 1 Month USD LIBOR + 0.16%, 2.25%, 7/16/2018 (b)	33,000,000	32,999,141
Credit Agricole Corporate & Investment Bank 1.90%, 7/2/2018 (a)	25,648,000	25,648,000
Skandinaviska Enskilda Banken AB 1.90%, 7/2/2018 (a)	25,000,000	25,000,000
		109,646,462
GOVERNMENT AGENCY REPURCHASE AGREEMENTS — 6.2%
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 06/29/2018 (collateralized by various U.S. Government Obligations, 2.257% – 4.000% due 01/15/2038 – 01/15/2044, valued at $102,600,000); expected proceeds $95,016,783, 2.12%, 7/2/2018	95,000,000	95,000,000

OTHER REPURCHASE AGREEMENTS — 2.3%
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 06/29/2018 (collateralized by various Common Stocks, valued at $21,600,000); expected proceeds $20,003,433, 2.06%, 7/2/2018	20,000,000	20,000,000
Agreement with JP Morgan Securities, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 06/29/2018 (collateralized by various Corporate Bonds, 3.000% – 8.875% due 06/01/2038 – 09/15/2047, valued at $15,968,083); expected proceeds $15,006,154, 2.11%, 7/6/2018	15,000,000	15,000,000
		35,000,000
TREASURY REPURCHASE AGREEMENTS — 2.9%
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 06/29/2018 (collateralized by a U.S. Treasury Inflation Index Bond, 1.375% due 02/15/2044, and a U.S. Treasury Strip, 0.000% due 02/15/2033, valued at $25,500,002); expected proceeds $25,003,958, 1.90%, 7/2/2018	25,000,000	25,000,000

See accompanying notes to financial statements.

5

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Schedule of Investments – (continued)

June 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
TREASURY REPURCHASE AGREEMENTS -(continued)
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/29/2018 (collateralized by U.S. Treasury Bonds, 2.875% – 8.750% due 05/15/2020 – 11/15/2046, valued at $20,400,047); expected proceeds $20,003,433, 2.06%, 7/2/2018	$20,000,000	$20,000,000
		45,000,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,530,296,265)		1,530,440,085
TOTAL INVESTMENTS — 99.9%
(Cost $1,530,296,265)		1,530,440,085
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		1,650,141
NET ASSETS — 100.0%		$1,532,090,226

(a)	Rate shown is the discount rate at time of purchase.

(b)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.

(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 12.7% of net assets as of June 30, 2018, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2018.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
INVESTMENTS:
Short-Term Investments
Asset Backed Commercial Paper	$—	$146,758,692	$—	$146,758,692
Certificates of Deposit	—	590,382,582	—	590,382,582
Financial Company Commercial Paper	—	508,652,349	—	508,652,349
Other Notes	—	109,646,462	—	109,646,462
Government Agency Repurchase Agreements	—	95,000,000	—	95,000,000
Other Repurchase Agreements	—	35,000,000	—	35,000,000
Treasury Repurchase Agreements	—	45,000,000	—	45,000,000
TOTAL INVESTMENTS	$—	$1,530,440,085	$—	$1,530,440,085

See accompanying notes to financial statements.

6

STATE STREET NAVIGATOR SECURITIES LENDING TRUST

STATE STREET NAVIGATOR SECURITIES LENDING PORTFOLIO I

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2018 (Unaudited)

ASSETS
Investments in securities, at value – unaffiliated issuers	$1,355,440,085
Repurchase agreements, at amortized cost	175,000,000
Total Investments	1,530,440,085
Interest receivable – unaffiliated	1,980,213
Receivable from Adviser	11,841
TOTAL ASSETS	1,532,432,139
LIABILITIES
Due to custodian	299
Advisory fee payable	31,410
Custodian, sub-adminstration and transfer agent fees payable	37,459
Administration fees payable	2,244
Trustees’ fees and expenses payable	409
Distribution payable	185,012
Professional fees payable	85,080
TOTAL LIABILITIES	341,913
NET ASSETS	$1,532,090,226

NET ASSETS CONSIST OF:
Paid-in Capital	$1,531,955,881
Undistributed (distribution in excess of) net investment income (loss)	(4,602)
Accumulated (distributions in excess of) net realized gain on investments	(4,873)
Net unrealized appreciation (depreciation) on:
Investments – unaffiliated issuers	143,820
NET ASSETS	$1,532,090,226

NET ASSET VALUE PER SHARE
Net asset value per share	$1.00
Shares outstanding( $0.001 par value)	1,531,955,881

COST OF INVESTMENTS:
Investments at cost	$1,530,296,265

See accompanying notes to financial statements.

7

STATE STREET NAVIGATOR SECURITIES LENDING TRUST

STATE STREET NAVIGATOR SECURITIES LENDING PORTFOLIO I

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2018 (Unaudited)

INVESTMENT INCOME
Interest income – unaffiliated issuers	$14,669,827
EXPENSES
Advisory fees	194,180
Administration fees	5,825
Custodian, sub-administration and transfer agent fees	101,804
Trustees' fees and expenses	25,103
Professional fees	56,614
Insurance expense	10,203
Miscellaneous expenses	6,747
TOTAL EXPENSES	400,476
Expenses waived/reimbursed by the Adviser	(74,254)
NET EXPENSES	326,222
NET INVESTMENT INCOME (LOSS)	14,343,605

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment – unaffiliated issuers	(925)
Net realized gain (loss)	(925)
Net change in unrealized appreciation/depreciation on:
Investment – unaffiliated issuers	147,019
Net change in unrealized appreciation/depreciation	147,019
NET REALIZED AND UNREALIZED GAIN (LOSS)	146,094
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$14,489,699

See accompanying notes to financial statements.

8

STATE STREET NAVIGATOR SECURITIES LENDING TRUST

STATE STREET NAVIGATOR SECURITIES LENDING PORTFOLIO 1

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended 6/30/18 (Unaudited)	Year Ended 12/31/17
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)	$14,343,605	$19,965,184
Net realized gain (loss)	(925)	4,898
Net change in unrealized appreciation/depreciation	147,019	(320,444)
Net increase (decrease) in net assets resulting from operations	14,489,699	19,649,638

DISTRIBUTIONS TO SHAREHOLDERS
FROM:
Net investment income	(14,348,207)	(19,961,674)
Net realized gains	—	(13,641)
Total distributions to shareholders	(14,348,207)	(19,975,315)

FROM BENEFICIAL INTEREST
TRANSACTIONS:
Proceeds from sale of shares sold	2,759,203,357	6,762,101,605
Cost of shares redeemed	(3,152,049,220)	(6,212,283,169)
Net increase (decrease) in net assets from beneficial interest transactions	(392,845,863)	549,818,436
Net increase (decrease) in net assets during the period	(392,704,371)	549,492,759
Net assets at beginning of period	1,924,794,597	1,375,301,838
NET ASSETS AT END OF PERIOD	$1,532,090,226	$1,924,794,597
Undistributed (distribution in excess of) net investment income (loss)	$(4,602)	$—

SHARES OF BENEFICIAL INTEREST:
Shares sold	2,759,203,357	6,762,101,605
Shares redeemed	(3,152,049,220)	(6,212,283,169)
Net increase (decrease)	(392,845,863)	549,818,436

See accompanying notes to financial statements.

9

STATE STREET NAVIGATOR SECURITIES LENDING TRUST

STATE STREET NAVIGATOR SECURITIES LENDING PORTFOLIO I

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period

	Six Months Ended 6/30/18 (Unaudited)		Year Ended 12/31/17		For the Period 7/11/16* - 12/31/16**
Net asset value, beginning of period	$1.0000		$1.0000		$1.0000
Income (loss) from investment operations:
Net investment income (loss)(a)	0.0092		0.0119		0.0032
Net realized and unrealized gain (loss)	0.0000	(b)	(0.0002)		—
Total from investment operations	0.0092		0.0117		0.0032
Distributions to shareholders from:
Net investment income	(0.0092)		(0.0117)		(0.0032)
Net realized gains	—		(0.0000	)(b)	—
Total distributions to shareholders	(0.0092)		(0.0117)		(0.0032)
Net asset value, end of period	$1.0000		$1.0000		$1.0000
Total return(c)	0.93%		1.18%		0.32%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,532,090		$1,924,795		$1,375,302
Ratios to average net assets:
Total expenses	0.05	%(d)	0.06%		0.04	%(d)
Net expenses	0.04	%(d)	0.04%		0.04	%(d)
Net investment income (loss)	1.85	%(d)	1.19%		0.68	%(d)
Portfolio turnover rate	—	%(e)(f)	—	%(f)	—	%(e)(f)

*	Inception and commencement of operations.

**	Beginning with the year ended December 31, 2017, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.

(b)	Amount is less than $0.00005 per share.

(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(d)	Annualized.

(e)	Not annualized.

(f)	Portfolio turnover percentage amounts to 0% as the Fund only held short term investments for the periods ended June 30, 2018, December 31, 2017 and December 31, 2016.

See accompanying notes to financial statements.

10

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio I

Notes to Financial Statements

June 30, 2018 (Unaudited)

1. Organization

State Street Navigator Securities Lending Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.

As of June 30, 2018, the Trust offers two (2) series, each of which represents a separate series of beneficial interest in the Trust (together the "Funds"). State Street Navigator Securities Lending Portfolio I (the “Fund”) is authorized to issue an unlimited number of shares with $0.001 par value. The financial statements herein relate only to the Fund.

The Fund is used as a vehicle to invest cash collateral received by lenders in connection with securities loans under the Securities Lending Program (“SLP”) maintained by State Street Bank and Trust Company (“State Street”), an affiliate of the Fund’s investment adviser, SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”). Shares of the Fund are only offered to, and may be held by, authorized investors. Investments in the Fund will increase or decrease in direct correlation with overall participation in the SLP.

The Fund’s investment objective is to seek current yield to the extent consistent with maintaining liquidity and the preservation of principal while providing a market rate of return.

On July 11, 2016, units of the Fund were issued in connection with an in-kind redemption of shares of the State Street Navigator Securities Lending Government Money Market and simultaneous in-kind contribution of assets consisting of 141 securities totaling $1,023,953,063 at amortized cost and cash of $348,717,275 as part of the Fund's formation. The transfer is disclosed in the Statements of Changes in Net Assets.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Security Valuation

The Fund’s investments are valued at fair value each day that the New York Stock Exchange ("NYSE") is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for determining the fair value of investments.

11

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio I

Notes to Financial Statements – (continued)

June 30, 2018 (Unaudited)

Valuation techniques used to value the Fund's investments by major category are as follows:

●	Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is "cleaned" from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.

●	Debt obligations (including short term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.

●	Repurchase agreements are valued at the repurchase price as of valuation date.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

Various inputs are used in determining the value of the Fund’s investments.

The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

●	Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;

●	Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

●	Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of the Fund's investments according to the fair value hierarchy as of June 30, 2018 is disclosed in the Fund's Schedule of Investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period.

The Fund had no transfers between levels for the period ended June 30, 2018.

12

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio I

Notes to Financial Statements – (continued)

June 30, 2018 (Unaudited)

Investment Transactions and Income Recognition

Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.

Expenses

Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Trust.

Distributions

Distributions from net investment income, if any, are declared and paid daily. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.

3. Securities and Other Investments

Repurchase Agreements

The Fund may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Fund to repurchase the securities at a mutually agreed upon price and time. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Fund including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest.

The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the Fund's principal amount of the repurchase agreement (including accrued interest). The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The use of repurchase agreements involves certain risks including counterparty risks. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which the value of the collateral may decline.

As of June 30, 2018, the Fund had invested in repurchase agreements with the gross values (principal) of $175,000,000 and associated collateral equal to $186,068,132.

4. Fees and Transactions with Affiliates

Advisory Fee

The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement with SSGA FM. The Fund pays an advisory fee to SSGA FM at an annual rate of 0.0250% of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

SSGA FM is contractually obligated until October 31, 2018 to waive its management fee and/or to reimburse the Fund for expenses to the extent that Total Annual Fund Operating Expenses (exclusive of non-recurring account fees and/or extraordinary expenses) exceed 0.042% of average daily net assets. The contractual fee waiver does not Provide for the recoupment by the Adviser of any fees the Adviser previously waived. This waiver and/or reimbursement may not be terminated prior to October 31, 2018 except with approval of the Fund's Board.

13

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio I

Notes to Financial Statements – (continued)

June 30, 2018 (Unaudited)

Administrator

SSGA FM serves as administrator. Pursuant to the Administration Agreement between the Trust, on behalf of the Fund, and SSGA FM, the Fund pays an annual administration fee equal to 0.00075% of the Fund’s average daily net assets. SSGA FM and State Street each receive a portion of the administration fee.

Custodian, sub-adminstrator, fund accounting, and transfer agent fee

State Street serves as the custodian, sub-administrator, and transfer agent for the Fund. Under the terms of these agreements the Fund pays an annual fee to State Street equal to 0.01175% of the Fund's average daily net assets.

Other Transactions with Affiliates

From time to time, the Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Fund. As of June 30, 2018, based on management’s evaluation of the shareholder account base, the Fund had accounts representing controlling ownership of more than 10% of the Fund’s total outstanding shares. The number of such accounts, based on accounts that represent more than 10% of the aggregate shares, and the aggregate percentage of net assets represented by such holdings were as follows:

Fund	Number of 10% Affiliated Account Holders	Percentage of Affiliated Ownership
State Street Navigator Securities Lending Portfolio I	1	100%

Due to Custodian

In certain circumstances, the Funds may have cash overdraft with the custodian. The Due to Custodian amount, if any, reflects cash overdrawn with State Street as custodian who is an affiliate of the Funds. As of June 30, 2018, the Fund had a cash overdraft related to an investment income transaction.

5. Trustees' Fees

The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”) are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.

14

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio I

Notes to Financial Statements – (continued)

June 30, 2018 (Unaudited)

6. Income Tax Information

The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.

The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2017, SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.

Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.

As of June 30, 2018, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Navigator
Securities Lending Portfolio I	$1,530,296,265	$174,413	$30,593	$143,820

7. Risks

Concentration Risk

As a result of the Fund's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund's investments more than if the Fund were more broadly diversified.

Market, Credit and Counterparty Risk

In the normal course of business, the Fund trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, a Fund may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults. The value of securities held by the Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).

Financial assets, which potentially expose the Fund to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Fund's exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Fund's Statement of Assets and Liabilities, less any collateral held by the Fund.

15

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio I

Notes to Financial Statements – (continued)

June 30, 2018 (Unaudited)

8. Recent Accounting Pronouncements

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

9. Change in Audit Firm

On February 15, 2017, the Audit Committee (the “Committee”) of the Board of Trustees of the Trust dismissed PricewaterhouseCoopers LLP (“PwC”), 101 Seaport Boulevard, Suite 500, Boston, MA 02210, as the Trust’s independent registered public accounting firm effective following the issuance by PwC of their report on the Fund’s December 31, 2016 annual financial statements.

The reports of PwC on the Trust’s financial statements for the fiscal years ended December 31, 2016 and 2015 did not contain an adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope, or accounting principle.

During the fiscal years ended December 31, 2016 and 2015, and in the subsequent interim period through February 15, 2017, there were: (a) no disagreements with PwC on any matters of accounting principles or practices, financial statement disclosure or auditing scope or procedure which disagreements, if not resolved to the satisfaction of PwC, would have caused PwC to make reference to the matter in their reports on the financial statements for such years; and (b) no reportable events (as defined in Regulation S-K 304(a)(1)(v)).

The Trust has provided a copy of the foregoing disclosures to PwC and requested that PwC furnish it with a letter addressed to the Securities and Exchange Commission stating whether PwC agrees with the above statements. A copy of PwC’s letter, dated August 24, 2017, is included as an exhibit to the Fund’s Form N-SAR for the period ended June 30, 2017.

On February 15, 2017, the Committee also approved the appointment of Ernst & Young LLP (“E&Y”), 200 Clarendon Street, Boston, MA 02116, as the Trust’s independent registered public accounting firm for the fiscal year ending December 31, 2017.

During the two most recent fiscal years and in the subsequent interim period through February 15, 2017, neither the Trust nor anyone on its behalf has consulted with E&Y with respect to either (i) the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that would have been rendered on the Trust’s financial statements, and neither a written report nor oral advice was provided to the Trust that was an important factor considered by the Trust in reaching a decision as to any accounting, auditing or financial reporting issue or (ii) any matter that was either the subject of a disagreement or a reportable event (as defined in Regulation S-K 304(a)(1)(v)).

10. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

16

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio I

Other Information (Unaudited)

June 30, 2018

Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable distribution (12b-1) and/ or service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2017 to June 30, 2018.

The table below illustrates your Fund’s cost in two ways:

●	Based on actual fund return — This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.

●	Based on hypothetical 5% return — This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S Securities and Exchange Commission (“SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Navigator
Securities Lending Portfolio I	0.04%	$1,009.30	$0.20	$1,024.60	$0.20

(a)	Expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value of the period, multiplied by 181, then divided by 365.

17

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio I

Other Information (Unaudited) – (continued)

June 30, 2018

Proxy Voting Policies and Procedures and Records

A description of the Trust’s proxy voting policies and procedures that are used by the Fund’s investment adviser to vote proxies relating to the Fund’s portfolio of securities are available (i) without charge, upon request by calling 1-877-521-4083 (toll free) or (ii) on the SEC’s website at www.sec.gov.

Information regarding how the investment adviser voted for the prior 12-months period ended June 30 is available by August 31 of each year without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the SEC’s website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files a complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on the Form N-Q is available upon request, without charge, by calling 1-877-521-4083 (toll free).

18

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio I

Other Information (Unaudited) – (continued)

June 30, 2018

BOARD DELIBERATIONS REGARDING APPROVAL OF INVESTMENT ADVISORY AGREEMENT

General Background

SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”) serves as the investment adviser to the State Street Navigator Securities Lending Portfolio I (the “Fund”), formerly, State Street Navigator Securities Lending Prime Portfolio II, pursuant to an advisory agreement dated May 1, 2001, as amended (the “Advisory Agreement”), between SSGA FM and the State Street Navigator Securities Lending Trust (the “Trust”). Under the Advisory Agreement, SSGA FM manages the Fund’s investments in accordance with its investment objectives, policies and limitations. Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, including and by a vote of a majority of those trustees who are not “interested persons” of the fund (commonly referred to as, the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval. Throughout the year, the Board considers a wide variety of materials and information about the Fund, including, for example, the Fund’s investment performance, adherence to stated investment objectives and strategies, assets under management, expenses, regulatory compliance, and risk management. The Board periodically meets with SSGA FM’s portfolio managers and reviews and evaluates their professional experience, credentials and qualifications. This information supplements the materials the Board received in preparation for the meeting described below.

Approval Process

The Board, including the Independent Trustees, met in person on April 12, 2018 and May 17, 2018 (collectively, the “Meeting”), including in executive sessions attended by the Independent Trustees and their co-counsel who are independent of the Adviser to consider a proposal to approve the Advisory Agreement. In determining whether it was appropriate to approve the Advisory Agreement, the Board requested information, provided by an independent third-party provider of mutual fund data and by SSGA FM, that it believed to be reasonably necessary to reach its conclusion. Following the April 12, 2018 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 17, 2018 meeting. At the Meeting, the Board discussed issues pertaining to the proposed re-approval of the Advisory Agreement with representatives from SSGA FM and independent legal counsel. During the executive session, the Board discussed the following: (1) the nature, extent, and quality of services to be provided by SSGA FM under the Advisory Agreement; (2) the investment performance of the Fund and SSGA FM; (3) the costs of the services to be provided and profits to be realized by SSGA FM and its affiliates from the relationship with the Fund and the Trust; (4) the extent to which economies of scale would be realized as the assets of the Fund and the Trust grow; and (5) whether fee levels reflect these economies of scale for the benefit of the Fund’s investors. The Board noted that, in connection with evaluating the nature, extent, and quality of services to be provided by SSGA FM, as well as the reasonableness of overall compensation paid by the Fund to SSGA FM, the Board had considered (a) the Fund’s need for the services provided by SSGA FM; (b) the profitability of SSGA FM with respect to the management of the Trust and the Fund; (c) the capabilities and financial condition of SSGA FM; (d) the historical relationship between the Trust and SSGA FM; and (e) any “fall-out” financial benefits that SSGA FM or any of its affiliates may receive.

To support its deliberations at the Meeting, the Board requested and received the following materials: (1) a memorandum from the law firm of Sullivan & Worcester LLP dated March 27, 2018 detailing the Independent Trustees’ duties and responsibilities with respect to approving the Advisory Agreement; the Administration Agreement dated and effective as of June 3, 2015 between SSGA FM and the Trust (the “Administration Agreement”); the Sub-Administration Agreement dated and effective as of June 1, 2015 between State Street Bank and Trust Company (“State Street”) and SSGA FM (the “Sub-Administration Agreement”); the Custodian Contract dated March 4, 1996, as amended, between State Street and the Trust (the “Custody Agreement”); and the Transfer Agency and Service Agreement dated March 4, 1996, as amended, between State Street and the Trust (the “Transfer Agency Agreement” and together, with the Sub-Administration Agreement and the Custody Agreement, the “Affiliated Agreements”); and (2) a responsive memorandum from the Adviser to a request letter from Joseph P. Barri, LLC to SSGA FM requesting certain information from SSGA FM, in its capacity as the Adviser and the Fund’s administrator (the “Administrator”) relevant to the Board’s consideration of whether to approve the renewal of the Advisory Agreement and the Administration Agreement that included, among other information: (i) a description of the nature, extent and quality of services provided by the Adviser to the Trust, the Fund and the State Street Navigator Securities Lending Government Money Market Portfolio (together with the Fund, the “Navigator Funds”) with a description of all relevant personnel comprising the team responsible for providing these services to the Trust and the Navigator Funds and their qualifications to provide such services; (ii) a description of the sources of information that the Adviser relies upon in providing portfolio management services to each Navigator Fund and a description of the Adviser’s investment decision making process for each Navigator Fund; (iii) a description of the Adviser’s processes for seeking to obtain the most favorable execution of portfolio transactions for the Navigator Funds; (iv) a description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvement or changes in technology or systems in the past year; (v) a description of the Adviser’s valuation processes and valuation oversight capabilities, including any steps taken or planned to enhance those capabilities with respect to money market funds and the instruments in which the Navigator Funds invest and a description of the functioning and effectiveness of SSGA FM’s valuation policies and procedures in light of U.S. Securities and Exchange Commission (“SEC”) staff guidance in this area and SEC enforcement actions with respect to valuation; (vi) a schedule of comparable funds/accounts detailing average net assets and advisory fee information as of December 31, 2017; (vii) a report of SSGA FM’s expense allocation and profitability related to providing investment advisory services to the Navigator Funds with an explanation of the methodology used in allocating expenses attributable to managing each Navigator Fund; (viii) a profitability report from SSGA FM detailing the Adviser’s profitability for providing investment advisory services to the Trust for the year ended December 31, 2017; (ix) a summary of the Adviser’s profitability for each Navigator Fund for the year ended December 31, 2017; (x) individual reports on SSGA FM’s profitability for providing investment advisory services to each Navigator Fund for the year ended December 31, 2017; (xi) the Administrator’s profitability for providing administrative services to the Trust for the year ended December 31, 2017; (xii) a summary of Administrator profitability by Navigator Fund by gross profit for the year ended December 31, 2017; (xiii) a combined profitability report by functional category detailing the profitability of SSGA FM and State Street for fees paid by the Trust for the year ended December 31, 2017 (collectively, with items vii, viii, ix, x, xi and xii, the “SSGA FM Profitability Reports”); (xiv) SSGA FM’s updated registration on Form ADV (Parts 1 and 2) under the Investment Advisers Act of 1940, as amended; (xv) an overall description of the services rendered to the Navigator Funds by SSGA FM as Administrator, an assessment of the quality of the services to be provided by SSGA FM as Administrator, including its oversight of State Street, as the sub-administrator of the Trust, and a discussion as to whether the nature, extent and quality of the services provided would be at least equal to services provided by unaffiliated third parties offering the same or similar services; (xvi) data from a nationally recognized independent third-party provider of mutual fund data, Broadridge Financial Solutions, Inc. (“Broadridge”), comparing the Fund’s performance for the period from the Fund’s inception through December 31, 2017, advisory fees and total expense ratio to other funds, selected exclusively by Broadridge, with similar investment objectives and investment policies and of similar asset size. In order to ensure Broadridge’s independence in preparing the data and peer group comparisons requested by the Board, under the terms of its engagement by the Board, Broadridge personnel were proscribed from communicating with SSGA FM personnel regarding the subject matter of the engagement, except that Broadridge personnel requested and received from SSGA FM personnel certain financial data, not otherwise available in filings with the SEC because shares of the Fund are privately placed. In reaching their determinations relating to the re-approval of the Advisory Agreement, the Board considered, among others, the following factors (together, the “Factors” and each a “Factor”).

19

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio I

Other Information (Unaudited) – (continued)

June 30, 2018

The Nature, Extent, and Quality of Services to be provided by SSGA FM under the Advisory Agreement

The Board reviewed the terms of the Advisory Agreement and reviewed the Fund’s fees and expenses compared to other funds with similar investment objectives and investment policies and of similar asset size. The Board recognized Trust management’s position that, as the Trust is a private placement investment vehicle consisting of portfolios that are used as securities lending collateral pools, the Trust does not have any direct competitors, although it does have peers of comparable size pursuing comparable investment objectives.

In considering the nature, extent and quality of the services provided by SSGA FM, the members of the Board relied on their prior experience as Trustees of the Trust as well as the materials provided by Broadridge and SSGA FM before the Meeting and by SSGA FM at the Meeting. The Board noted that, under the Advisory Agreement, SSGA FM is responsible for, among other things: (i) managing the investment operations of the Fund in accordance with the Fund’s investment objective and policies, applicable legal and regulatory requirements, and the instructions of the Board; (ii) providing necessary and appropriate reports and information to the Board; (iii) maintaining all necessary books and records pertaining to the Fund’s securities transactions; and (iv) furnishing the Fund with the assistance, cooperation, and information necessary for the Fund to meet various legal requirements regarding registration and reporting. The Board noted the distinctive nature of the Fund as a privately placed investment vehicle that is used as a securities lending collateral pool and the experience and expertise appropriate for an adviser to such a fund. The Board reviewed the background and experience of SSGA FM’s senior management, including those individuals responsible for the investment and compliance operations of the Fund. The Board also considered the resources, operational structures and practices of SSGA FM in managing the Fund, in monitoring and securing the Fund’s compliance with its investment objective and policies and with applicable federal securities laws and regulations, and in seeking best execution of Fund transactions from SSGA FM approved counterparties. The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Funds, including operational, enterprise, regulatory, litigation and compliance risks. The Board also considered information about SSGA FM’s overall investment management business, noting that SSGA FM serves as an investment adviser across a broad spectrum of asset classes and had approximately $476.5 billion in assets under management as of December 31, 2017. Drawing upon the materials provided and their general knowledge of the business of SSGA FM and its affiliate, State Street Global Advisors (“SSGA”), the investment management division of State Street with which SSGA FM shares senior personnel, the Board determined that SSGA FM and its affiliates continue to have the experience and resources necessary to manage the Fund. On the basis of this review, the Board concluded that the nature and extent of the services provided by SSGA FM to the Trust were appropriate, had been of uniformly high quality, and could be expected to remain so.

The Investment Performance of the Trust and SSGA FM

In evaluating the investment performance of the Trust and SSGA FM, the Board relied primarily upon the aforementioned Broadridge materials, as well as information provided at the Meeting and upon reports provided to the Board by SSGA FM throughout the preceding year. The Board reviewed the performance of the Fund against a Broadridge-generated peer group, consisting of the Fund and ten other Institutional Money Market Funds (as classified by Broadridge) with assets ranging from approximately $538 million to approximately $12.8 billion (the “Broadridge Peer Group”), and the Broadridge universe, consisting of the Fund and all Institutional Money Market Funds (excluding outliers), regardless of asset size or primary channel of distribution (the “Broadridge Universe”), and noted that the Fund had outperformed both the average and median of the Broadridge Peer Group and the Broadridge Universe for the one-year period. The Board also noted that the Fund ranked first overall in performance compared to its Broadridge Peer Group and Broadridge Universe and in the first quintile compared to its Broadridge Peer Group and Broadridge Universe for this period. On the basis of this review, the Board concluded that the Fund’s performance has been exceptional when compared to the Broadridge Peer Group and the Broadridge Universe and supported the renewal of the Advisory Agreement.

20

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio I

Other Information (Unaudited) – (continued)

June 30, 2018

The Cost of the Services to be Provided

The Board reviewed an expense comparison report prepared by Broadridge. The report compared the contractual and actual management fees and total expenses as a percentage of net assets for the Fund versus the Broadridge Peer Group. The Board noted that both the contractual and actual management fees and the total expense ratio of the Fund were in the first quintile compared to the Fund’s Broadridge Peer Group. The Board concluded that the management fees and total expenses of the Fund are reasonable.

Profits to be Realized by SSGA FM and its Affiliates from the Relationship with the Trust

The Board considered the profitability of the advisory and administrative arrangements with the Navigator Funds to the Adviser and of the Trust’s relationship with the Adviser’s affiliate, State Street, in its role as sub-administrator, transfer agent and custodian for the Trust. The Board was also provided with the data relating to the profitability to SSGA FM from serving as the Adviser and the Administrator of the Navigator Funds for the calendar year ended December 31, 2017. The Trustees discussed with representatives of the Adviser and State Street the methodologies used in computing the costs that formed the basis of the profitability calculations. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including enterprise, litigation, business, operational and entrepreneurial risk. After further discussion, the Trustees concluded that, to the extent SSGA FM’s and State Street’s relationships with the Trust had been profitable to either or both of those entities, the profitability was in no case such as to render the advisory fee excessive.

Economies of Scale

The Board considered certain limiting factors with respect to economies of scale to be realized by SSGA FM as assets grow, including the increased number of the Fund’s portfolio holdings, the increase in the portfolio management and support infrastructure at SSGA FM and SSGA, and the expansion of the overall securities monitored and reviewed from a potential investment and credit-worthiness perspective. The Board concluded that the Fund’s low advisory fee and low total expense ratio reflect an equitable sharing of the economies of scale being realized as assets of the Fund grow. The Board recognized that, should sustained, substantial asset growth be realized in the future, it might be appropriate to consider additional measures.

Other Benefits

In considering whether SSGA FM benefits in other ways from its relationships with the Trust, the Board also considered whether SSGA FM’s affiliates may benefit from the Trust’s relationship with State Street as a service provider to the Trust. The Board noted, among other things, that SSGA FM does not currently have “soft dollar” arrangements in effect for trading the Fund’s investments. The Board concluded that, to the extent that SSGA FM or its affiliates derive other benefits from their relationships with the Trust, those benefits are not so significant as to render SSGA FM’s fee excessive.

Approval

The Board carefully evaluated the materials and information provided in advance of and at the Meeting and throughout the year and was advised by independent legal counsel with respect to its deliberations. In approving the Advisory Agreement, the Board did not identify any single Factor as controlling and each Trustee may have attributed different weight to the various Factors. Based on the Board’s evaluation of all the Factors that it deemed relevant, the Board concluded that: SSGA FM demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; the performance of the Fund is exceptional in relation to the performance of funds with similar investment objectives; and the proposed advisory fee rate is fair and reasonable, given the scope and quality of the services to be rendered by SSGA FM.

21

Trustees

Michael F. Holland

Michael A. Jessee

William L. Marshall

Patrick J. Riley

James E. Ross

Richard D. Shirk

Rina K. Spence

Bruce D. Taber

Douglas T. Williams

Investment Adviser and Administrator

SSGA Funds Management, Inc.

One Iron Street

Boston, MA 02210

Custodian, Sub-Administrator and Transfer Agent

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

Legal Counsel

Ropes & Gray LLP

800 Boylston Street

Boston, MA 02199

State Street Navigator Securities Lending Trust

c/o State Street Bank and Trust Company

Securities Finance

State Street Financial Center

One Lincoln Street

Boston, MA 02111

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Fund shares.

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6. Investments.

(a) Schedules of Investments are included as part of the reports to shareholders filed under Item 1 of this Form N-CSR.

(b) Not applicable to the Registrant.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective to provide reasonable assurance that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Trust’s last fiscal quarter of the period covered by this Form N-CSR filing that have materially affected, or are reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) Not applicable to the Registrant.

(b) Not applicable to the Registrant.

Item 13. Exhibits.

(a)(1)	Not applicable; this Form N-CSR is a Semi-Annual Report.

(a)(2)	Certifications of principal executive officer and principal financial and accounting officer of the Trust as required by Rule 30a-2(a) under the 1940 Act are attached hereto.

(a)(3)	Not applicable to the Registrant.

(a)(4)	Not applicable to the Registrant.

(b)	Certifications of principal executive officer and principal financial and accounting officer of the Trust as required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	State Street Navigator Securities Lending Trust

By:	/s/ Ellen M. Needham
Ellen M. Needham
President

Date:	September 6, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President (Principal Executive Officer)

Date:	September 6, 2018

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer (Principal Financial and Accounting Officer)

Date:	September 6, 2018